INTANGIBLE ASSETS AND GOODWILL	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
INTANGIBLE ASSETS AND GOODWILL

11. INTANGIBLE ASSETS AND GOODWILL

	Patents	Customer Relationships	Brand	Software (1)	Goodwill	Total
Cost
Balance at December 31, 2021	$41,931	$197,000	$23,000	$552,000	$5,940,409	$6,754,340
Additions	-	-	-	4,684	-	4,684
Foreign exchange translation	-	-	1,571	29,576	257,782	288,929
Impairment	-	-	(24,571)	(462,577)	(6,198,191)	(6,685,339)
Balance at December 31, 2022 and September 30, 2023	$41,931	$197,000	$-	$123,683	$-	$362,614

Accumulated amortization
Balance at December 31, 2021	$41,931	$60,414	$3,450	$114,235	$-	$220,030
Charge for the year	-	27,317	4,719	147,446	-	179,482
Foreign exchange translation	-	-	431	13,295	-	13,726
Impairment	-	-	(8,600)	(221,825)	-	(230,425)
Balance at December 31, 2022	41,931	87,731	-	53,151	-	182,813
Charge for the period	-	16,389	-	10,580	-	26,969
Balance at September 30, 2023	$41,931	$104,120	$-	$63,731	$-	$209,782

Net book value:
December 31, 2022	$-	$109,269	$-	$70,532	$-	$179,801
September 30, 2023	$-	$92,880	$-	$59,952	$-	$152,832

(1)	Software acquired via acquisition of Vital and Dronelogics.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2023

Expressed in Canadian Dollars (unaudited)